NUVEEN SANTA BARBARA INTERNATIONAL EQUITY FUND

SUPPLEMENT DATED AUGUST 25, 2011

TO THE PROSPECTUS DATED NOVEMBER 30, 2010,

AS SUPPLEMENTED JANUARY 18, 2011

Effective August 25, 2011, the Nuveen Santa Barbara International Equity Fund’s name is changed to Nuveen Santa Barbara International Growth Fund.

There have been no changes in the fund’s investment objectives, policies or portfolio management personnel.

PLEASE KEEP THIS WITH YOUR FUND’S

PROSPECTUS FOR FUTURE REFERENCE

MGN-SBIEP-0811P

NUVEEN SANTA BARBARA INTERNATIONAL EQUITY FUND

SUPPLEMENT DATED AUGUST 25, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2010,

AS SUPPLEMENTED JANUARY 18, 2011

Effective August 25, 2011, the Nuveen Santa Barbara International Equity Fund’s name is changed to Nuveen Santa Barbara International Growth Fund.

PLEASE KEEP THIS WITH YOUR FUND’S

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SBISAI-0811P